SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	9 Months Ended
Sep. 30, 2025
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 - 7 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years or lease term, if shorter